Non-Current Advance to a Third Party	12 Months Ended
Dec. 31, 2022
Non-Current Advance to a Third Party [Abstract]
NON-CURRENT ADVANCE TO A THIRD PARTY

NOTE 8 – NON-CURRENT ADVANCE TO A THIRD PARTY

In 2020, the Company signed a software development contract (for internal use) (Corporate Full-Service Platform Mobile Application) which the software development company obligated to perform certain specific software development activities on September 10, 2020. The scope of the work includes analyzing and confirming the application requirements checklist provided by the Company, designing under user interface, coding, arranging/locating the servers, and launching. As of December 31, 2022, the total contract price was approximately $434,000 and shall be paid using installment payment method (30% within 30 working days after the signing of this contract, 50% within 30 working days upon launching of the official version, and 20% within 90 working days upon launching of the official version). The ownership of the final product belongs to the Company and the copyrights will be shared with the software development company. As of December 31, 2022, product development costs capitalized totaled $421,679 (recorded in non-current advances to a third party) and the Company’s commitments to additional costs under software development contracts amounted to $12,531 as of December 31, 2022. In March 2021, the Company signed a supplementary agreement to postpone the official launch after closing of the Company’s initial public offering. It will be transferred to property, equipment and software, net under appropriate conditions. The Company will restart the project and make the final payment of $12,531 in 2023.